Note 19 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Forward contracts-asset position	$ 0	$ 112
Fair Value, Measurements, Recurring [Member]
Forward contracts-asset position		112
Interest rate swaps-asset position	7,241	5,754
Interest rate swaps-liability position		(4,703)
Total	7,241	1,163
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Forward contracts-asset position
Interest rate swaps-asset position
Interest rate swaps-liability position		0
Total	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Forward contracts-asset position		112
Interest rate swaps-asset position	7,241	5,754
Interest rate swaps-liability position		(4,703)
Total	7,241	1,163
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Forward contracts-asset position
Interest rate swaps-asset position
Interest rate swaps-liability position		0
Total	$ 0	$ 0